Leases (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands					1 Months Ended				12 Months Ended
	Aug. 09, 2020 ILS (₪)	Aug. 09, 2020 USD ($)	Nov. 01, 2019 ILS (₪)	Nov. 01, 2019 USD ($)	Nov. 30, 2021	Oct. 31, 2021 EUR (€)	Oct. 31, 2021 USD ($)	Mar. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 09, 2020 USD ($)	Nov. 01, 2019 USD ($)	Oct. 31, 2019 EUR (€)	Oct. 31, 2019 USD ($)
Presentation of leases for lessee [abstract]
Monthly leases for office and parking spaces	₪ 27	$ 8	₪ 32	$ 10		€ 10	$ 11
Terms of lease agreement	one year	one year	two years	two years
Right-of-use assets	₪ 348		₪ 743						$ 407	$ 168	$ 197	$ 102	$ 214	€ 220	$ 259
Non-current lease liabilities	₪ 348		₪ 743						246	0		$ 102	$ 214	€ 220	$ 259
Period of agreement					2 years 3 months 18 days	2 years	2 years	1 year 6 months
Incremental interest rate used for estimating the liability	4.30%		2.25%			3.00%	3.00%					4.30%	2.25%
Repayment of liability for lease									$ 346	$ 140	$ 14